Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 145,738.7	$ 1,553.2	₨ 136,539.1
Remittances in transit	78,896.2	840.8	50,274.9
Accrued expenses	113,837.1	1,213.2	101,945.2
Accounts payable	385,225.2	4,105.6	318,528.7
Derivatives (refer to note 26)	578,276.3	6,162.9	143,566.1
Deferred tax liability (net)	244,839.5	2,609.4	324,633.5
Lease liability	174,558.0	1,860.4	153,929.8
Others	199,592.7	2,127.2	228,531.3
Total	₨ 1,920,963.7	$ 20,472.7	₨ 1,457,948.6
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total	Total	Total